Financial risk management	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	5.4. Financial risk management
General risk management principles
Nokia has a systematic and structured approach to risk
management. Key risks and opportunities are primarily
identified against business targets either in business operations or as an integral part of strategy and financial planning. Risk management covers strategic, operational, financial, compliance and reputational risks. Key risks and opportunities are analyzed, managed and monitored as part of business performance
management. The principles documented in the Nokia
Enterprise Risk Management Policy, which is approved by the
Audit Committee of the Board, require risk management and its elements to be integrated into key processes. One of the core principles is that the business or function head is also the risk owner, although all employees are responsible for identifying, analyzing and managing risks, as appropriate, given their roles and duties. Nokia’s overall risk management concept is based on managing the key risks that would prevent Nokia from meeting its objectives, rather than focusing on eliminating risks. In addition to the principles defined in the Nokia Enterprise Risk
Management Policy, other key policies and operating
procedures reflect the implementation of specific aspects of risk management, including financial risk management.
Financial risks
The objective for treasury activities is to guarantee sufficient funding at all times and to identify, evaluate and manage
financial risks. Treasury activities support this aim by mitigating the adverse effects on the profitability of the underlying
business caused by fluctuations in the financial markets, and by managing the capital structure by balancing the levels of liquid assets and financial borrowings. Treasury activities are
governed by the Nokia Treasury Policy approved by the
President and CEO, which provides principles for overall
financial risk management and determines the allocation of
responsibilities for financial risk management activities.
Operating procedures approved by the Chief Financial Officer
(CFO) cover specific areas such as foreign exchange risk,
interest rate risk, credit risk and liquidity risk, as well as the use of derivative financial instruments in managing these risks.
Nokia is risk averse in its treasury activities.
Financial risks are divided into market risk covering foreign exchange risk and interest rate risk, financial credit risk, and liquidity risk.
Market risk
Foreign exchange risk
Nokia operates globally and is exposed to transaction and
translation foreign exchange risks. The objective of foreign exchange risk management is to mitigate adverse impacts from foreign exchange fluctuations on Nokia’s profitability and cash flows. Treasury applies a global portfolio approach to manage foreign exchange risks within approved guidelines and limits.
Transaction risk arises from foreign currency denominated
assets and liabilities together with foreign currency denominated future cash flows. Transaction exposures are managed in the
context of various functional currencies of Group companies.
Material transactional foreign exchange exposures are hedged, unless hedging would be uneconomical due to market liquidity and/or hedging cost. Exposures are defined using transaction nominal values. Exposures are mainly hedged with derivative
financial instruments, such as foreign exchange forward
contracts and foreign exchange options with most of the
hedging instruments having a duration of less than a year.
A layered hedging approach is typically used for hedging of
highly probable forecast foreign currency denominated cash
flows with quarterly hedged items defined based on set hedge ratio ranges for each successive quarter. Hedged items defined for successive quarters are hedged with foreign exchange
forward contracts and foreign exchange options with a hedge
ratio of 1:1. Hedging level ranges are adjusted on a monthly basis including hedging instrument designation and
documentation as appropriate. In cases where hedges exceed
the hedge ratio range for any specific quarter, the hedge
portfolio for that specific quarter is adjusted accordingly.
As Nokia has entities where the functional currency is other than the euro, the shareholders’ equity is exposed to fluctuations in foreign exchange rates. Changes in shareholders’ equity caused by movements in foreign exchange rates are shown as currency translation differences in the consolidated financial statements.
The risk management strategy is to protect the euro counter
value of the portion of this exposure expected to materialize as foreign currency repatriation cash flows in the foreseeable
future. Exposures are mainly hedged with derivative financial instruments, such as foreign exchange forward contracts and
foreign exchange options with most of the hedging instruments having a duration of less than a year. Hedged items are defined based on conservative expectations of repatriation cash flows based on a range of considerations. Net investment exposures are reviewed, hedged items designated, and hedging levels
adjusted at minimum on a quarterly basis with a hedge ratio of
1:1. Additionally, hedging levels are adjusted whenever there are significant events impacting expected repatriation cash flows.
The foreign exchange risk arising from foreign currency
denominated interest-bearing liabilities is primarily hedged using cross-currency swaps that are also used to manage
Nokia’s interest rate profile (refer to the interest rate risk section below).
Notional amounts in currencies that represent a significant portion of the currency mix in outstanding financial instruments and other hedged items at 31 December:

	2025				2024
EURm	USD(1)	CNY	INR	JPY	USD(1)	CNY	INR	GBP
Foreign exchange exposure designated as hedged item for cash flow hedging, net(2)	1 138	(201)	(215)	252	450	(220)	(175)	222
Foreign exchange exposure designated as hedged item for net investment hedging(3)	—	218	25	—	135	783	208	152
Foreign exchange exposure from interest-bearing liabilities(4)	(723)	—	—	—	(786)	—	—	—
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	1 460	(229)	(673)	189	1 296	(822)	(718)	(100)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	(940)	191	341	(232)	676	813	200	83
(1)Includes foreign exchange exposures from US dollar pegged currencies.
(2)Includes foreign exchange exposures from forecast cash flows related to sales and purchases. In some currencies, especially the US dollar, Nokia has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.
(3)Includes net investment exposures in foreign operations. These underlying exposures have been hedged.
(4)Includes interest-bearing liabilities that have been hedged with cross-currency swaps and foreign exchange forwards. Refer to Note 5.3. Derivative assets and liabilities.
(5)Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss. Embedded derivatives are included in this line item.
Effects of hedge accounting on the financial position and performance
Nokia is using several types of hedge accounting programs to manage its foreign exchange and interest rate risk exposures; refer to Note 5.3. Derivative assets and liabilities. The effect of these programs on Nokia’s financial position and performance at 31 December:

EURm	Cash flow hedges(1)	Net investment hedges(1)	Fair value and cash flow hedges(1)
2025
Carrying amount of hedging instruments	29	(2)	(180)
Notional amount of hedging instruments	(1 594)	(547)	2 481
Notional amount of hedged items	1 594	547	(2 481)
Change in intrinsic value of hedging instruments since 1 January	120	112	34
Change in value of hedged items used to determine hedge effectiveness	(116)	(112)	(31)
2024
Carrying amount of hedging instruments	(12)	(5)	(88)
Notional amount of hedging instruments	(1 043)	(1 498)	2 885
Notional amount of hedged items	1 043	1 498	(2 885)
Change in intrinsic value of hedging instruments since 1 January	(3)	(39)	10
Change in value of hedged items used to determine hedge effectiveness	6	39	(13)
(1)No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective.
The methodology for assessing foreign exchange risk
exposures: Value-at-Risk
Nokia uses the Value-at-Risk (VaR) methodology to assess
exposures to foreign exchange risks. The VaR-based
methodology provides estimates of potential fair value losses in market risk-sensitive instruments as a result of adverse
changes in specified market factors, at a specified confidence level over a defined holding period. Nokia calculates the foreign exchange VaR using the Monte Carlo method, which simulates
random values for exchange rates in which Nokia has exposures and takes the non-linear price function of certain derivative instruments into account. The VaR is determined using
volatilities and correlations of rates and prices estimated from a sample of historical market data, at a 95% confidence level, using a one-month holding period. To put more weight on
recent market conditions, an exponentially weighted moving
average is performed on the data with an appropriate decay
factor. This model implies that, within a one-month period, the potential loss will not exceed the VaR estimate in 95% of
possible outcomes.
In the remaining 5% of possible outcomes, the potential loss will be at minimum equal to the VaR figure and, on average,
substantially higher. The VaR methodology relies on a number of assumptions, which include the following: risks are measured under average market conditions, changes in market risk
factors follow normal distributions, future movements in
market risk factors are in line with estimated parameters and the assessed exposures do not change during the holding
period. Thus, it is possible that, for any given month, the
potential losses at a 95% confidence level are different and could be substantially higher than the estimated VaR.
The VaR calculation includes foreign currency denominated
monetary financial instruments, such as current financial
investments, loans and trade receivables, cash, and loans and trade payables; foreign exchange derivatives carried at fair value through profit and loss that are not in a hedge
relationship and are mostly used to hedge the statement of
financial position foreign exchange exposure, as well as
embedded derivatives; and foreign exchange derivatives
designated as forecast cash flow hedges, fair value hedges and net investment hedges as well as the exposures designated, as hedged items for these hedge relationships.
The VaR risk measures for Nokia’s sensitivity to foreign exchange risks are presented in the Total VaR column and the simulated impact to financial statements is presented in the profit, other comprehensive income (OCI) and cumulative translation adjustment
(CTA) columns in the table below.

	2025				2024
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
31 December	12	10	15	—	36	40	23	—
Average for the year	25	19	37	—	19	15	21	—
Range for the year	12-41	10-34	13-56	0-0	8-36	9-40	11-25	0-0
The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting at 31
December:

					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months
2025
Cash flow hedge accounting	GBP	—	0.8654	(151)	(38)	(113)
	JPY	15	171.7178	(169)	(27)	(142)
	USD	9	1.1599	(1 125)	(266)	(859)

Net investment hedge accounting	CNY	(1)	8.2658	(218)	(218)	—
2024
Cash flow hedge accounting	GBP	(5)	0.8423	(222)	(69)	(153)
	USD	(11)	1.0670	(459)	(170)	(289)

Net investment hedge accounting	CNY	(6)	7.6474	(783)	(783)	—
	INR	—	88.8518	(208)	(186)	(22)
(1) Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.
Interest rate risk
Nokia is exposed to interest rate risk either through market value fluctuations of items on the statement of financial
position (price risk) or through changes in interest income or expenses (refinancing or reinvestment risk). Interest rate risk mainly arises through interest-bearing liabilities and assets.
Estimated future changes in cash flows and the structure of the statement of financial position also expose Nokia to interest rate risk.
The objective of interest rate risk management is to mitigate adverse impacts arising from interest rate fluctuations on the income statement, cash flow and financial assets and liabilities while taking into consideration Nokia’s target capital structure and the resulting net interest rate exposure. Nokia has entered into long-term borrowings mainly at fixed rates and swapped
most of them into floating rates, in line with a defined target interest profile. Nokia has not entered into interest rate swaps where it would be paying fixed rates. Nokia aims to mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest rate exposure arising from financial
assets and liabilities, by setting appropriate risk management benchmarks and risk limits.
Treasury monitors and manages interest rate exposure centrally.
Nokia uses selective sensitivity analyses to assess and measure interest rate exposure arising from interest-bearing assets, interest-bearing liabilities and related derivatives. Sensitivity analysis determines an estimate of potential fair value changes in market risk-sensitive instruments by varying interest rates in currencies in which Nokia has material amounts of financial
assets and liabilities while keeping all other variables constant.
Sensitivities to credit spreads are not reflected in the sensitivity analysis.
Interest rate profile of items under interest rate risk management at 31 December:

	2025		2024
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Non-current interest-bearing financial investments	368	—	457	—
Current interest-bearing financial investments	172	789	133	1 528
Cash and cash equivalents	55	5 407	54	6 569
Interest-bearing liabilities	(3 145)	(268)	(3 150)	(737)
Financial assets and liabilities before derivatives	(2 550)	5 928	(2 506)	7 360
Interest rate derivatives	2 322	(2 322)	2 820	(2 820)
Financial assets and liabilities after derivatives	(228)	3 606	314	4 540
(1)All cash equivalents and derivative transaction-related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.
Nokia’s sensitivity to interest rate exposure in the investment and debt portfolios is presented in the fair value column in the table below with simulated impact to the financial statements presented in the profit and other comprehensive income (OCI) columns.

	2025			2024
	Impact on	Impact on	Impact on	Impact on	Impact on	Impact on
EURm	fair value	profit	OCI	fair value	profit	OCI
Interest rates - increase by 100 basis points	9	3	1	3	4	—
Interest rates - decrease by 100 basis points	(9)	(3)	(1)	(2)	(5)	—
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to Nokia.
Credit risk arises from credit exposures to customers, including outstanding receivables, financial guarantees and committed
transactions, as well as financial institutions, including bank and cash, fixed income and money market investments, and
derivative financial instruments. Credit risk is managed
separately for business-related and financial credit exposures.
Financial instruments contain an element of risk resulting from changes in the market price due to counterparties becoming
less creditworthy or risk of loss due to counterparties being unable to meet their obligations. Financial credit risk is
measured and monitored centrally by Treasury. Financial credit risk is managed actively by limiting counterparties to a
sufficient number of major banks and financial institutions, and by monitoring the creditworthiness and the size of exposures continuously. Additionally, Nokia enters into netting
arrangements with all major counterparties, which give the right to offset in the event that the counterparty would not be able to fulfill its obligations. Nokia enters into collateral agreements with most counterparties, which require counterparties to post collateral against derivative receivables.
Investment decisions are based on strict creditworthiness and maturity criteria as defined in the Treasury-related policies and procedures. As a result of this investment policy approach and active management of outstanding investment exposures,
Nokia has not been subject to any material credit losses in its financial investments in the years presented. Due to the high credit quality of Nokia’s financial investments, the expected credit loss for these investments is deemed insignificant based on 12 months’ expected credit losses at 31 December 2025. For information on expected credit losses for customer-related
balances, refer to Note 4.5. Trade receivables and other
customer-related balances.
Nokia has restricted bank deposits primarily related to employee benefits of EUR 61 million (EUR 114 million in 2024) that are presented in other non-current financial assets. Nokia has
assessed the counterparty credit risk for these financial assets and concluded that expected credit losses are not significant.
Outstanding non-current and current interest-bearing financial investments, cash equivalents and cash classified by credit rating grades ranked in line with S&P Global Ratings categories at 31 December:

			Cash equivalents and interest-bearing financial investments
EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2025	AAA	—	789	—	11	—	—	800
	AA+ – AA-	938	273	—	34	6	—	1 251
	A+ – A-	1 654	1 874	106	365	57	303	4 359
	BBB+ – BBB-	104	69	8	64	3	—	248
	Other	120	13	—	—	—	—	133
Total		2 816	3 018	114	474	66	303	6 791
2024	AAA	—	1 496	—	8	—	—	1 504
	AA+ – AA-	720	727	12	27	6	—	1 492
	A+ – A-	2 004	2 346	380	241	157	102	5 230
	BBB+ – BBB-	48	244	15	63	26	—	396
	Other	117	2	—	—	—	—	119
Total		2 889	4 815	407	339	189	102	8 741
(1)Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)Non-current and current interest-bearing financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(3)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 495 million (EUR 306 million in 2024) of instruments that have a call period of less than three months.
The following table sets out financial assets and liabilities subject to offsetting under enforceable master netting agreements and similar arrangements at 31 December. To reconcile the items presented to the statement of financial position, items that are not subject to offsetting would need to be included, refer to Note 5.3. Derivative assets and liabilities.

		Related amounts not set off in the statement of financial position
EURm	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral (received)/pledged	Net amount
2025
Derivative assets	121	(103)	(17)	1
Derivative liabilities	(258)	103	148	(7)
Total	(137)	—	131	(6)
2024
Derivative assets	178	(143)	(33)	2
Derivative liabilities	(296)	143	147	(6)
Total	(118)	—	114	(4)
The financial instruments subject to enforceable master netting agreements and similar arrangements are not offset in the statement of financial position as there is no intention to settle net or realize the asset and settle the liability simultaneously.
Liquidity risk
Liquidity risk is defined as financial distress or extraordinarily high financing costs arising from a shortage of liquid funds in a situation where outstanding debt needs to be refinanced or
where business conditions unexpectedly deteriorate and require financing. Transactional liquidity risk is defined as the risk of executing a financial transaction below fair market value or not being able to execute the transaction at all within a specific period of time. The objective of liquidity risk management is to maintain sufficient liquidity, and to ensure that it is readily available without endangering its value in order to avoid
uncertainty related to financial distress at all times.
Nokia aims to secure sufficient liquidity at all times through efficient cash management and by investing primarily in highly liquid money market investments. Depending on its overall
liquidity position, Nokia may pre-finance or refinance upcoming debt maturities before contractual maturity dates. The
transactional liquidity risk is minimized by entering into
transactions where proper two-way quotes can be obtained
from the market. Nokia aims to ensure flexibility in funding by maintaining committed and uncommitted credit lines.
Nokia's trade payables include balances payable to suppliers under reverse factoring arrangements with financial
institutions. These balances are classified as trade payables since the payments are made to the banks on very similar terms as to suppliers. Possible extensions to payment terms beyond the due dates agreed with suppliers are insignificant and there are no special guarantees securing the payments to be made.
These arrangements do not result in a significant liquidity risk given the limited amount of liabilities subject to supplier finance arrangements and Nokia's access to other sources of finance.
Liabilities under supplier finance arrangements at 31 December:

Carrying amount of liabilities (EURm)	2025	2024
Presented within trade payables	861	564
Of which suppliers have received payment	241	250

Range of payment due dates after invoice date (days)	2025	2024
Liabilities that are part of the arrangements	60-120	60-90
Comparable trade payables that are not part of an arrangement	30-120	30-120
Nokia’s significant credit facilities and funding programs at 31 December:

				Utilized (million)
Committed/uncommitted	Financing arrangement	Currency	Nominal (million)	2025	2024
Committed	Revolving Credit Facility(1)	EUR	2 000	—	—
Committed	EIB R&D Loan Facility(2)	EUR	435	—	—
Uncommitted	Finnish Commercial Paper Programme	EUR	750	—	—
Uncommitted	Euro-Commercial Paper Programme	EUR	1 500	—	—
Uncommitted	Euro Medium Term Note Programme(3)	EUR	5 000	1 630	1 922
Total				1 630	1 922
(1)At 31 December 2025, Nokia had committed Revolving Credit Facilities (RCF) with nominal values of EUR 1 500 million maturing in June 2030 (with two one-year extension options)
and EUR 500 million maturing in March 2027 (with a one-year extension options). On 3 March 2026, Nokia voluntarily canceled the EUR 500 million RCF with the effective date of 6
March 2026.
(2)The availability period of the loan facility ends in December 2027.
(3)All euro-denominated bonds have been issued under the Euro Medium Term Note Programme.
Certain changes in financial liabilities do not have a direct impact on Nokia’s liquidity position. A disaggregation of cash and non-cash changes in lease liabilities, interest-bearing liabilities and associated derivatives arising from financing activities has been presented in the table below.

EURm	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long-term borrowings(1)	Lease liabilities(2)	Total
1 January 2025	2 918	969	88	863	4 838
Cash flows	(724)	360	—	(221)	(585)
Non-cash changes:
Acquisitions through business combinations	—	6	—	57	63
Changes in foreign exchange rates	(124)	(3)	99	(41)	(69)
Changes in fair value	13	—	(7)	—	6
Reclassification between long-term and short-term	246	(246)	—	—	—
Additions(3)	—	—	—	342	342
Other	—	(2)	—	—	(2)
31 December 2025	2 329	1 084	180	1 000	4 593
1 January 2024	3 637	554	174	997	5 362
Cash flows	(361)	(6)	—	(225)	(592)
Non-cash changes:
Changes in foreign exchange rates	64	2	(49)	15	32
Changes in fair value	(5)	—	(37)	—	(42)
Reclassification between long-term and short-term	(417)	417	—	—	—
Liabilities associated with assets held for sale	—	—	—	(30)	(30)
Additions(3)	—	—	—	117	117
Other	—	2	—	(11)	(9)
31 December 2024	2 918	969	88	863	4 838
(1)Includes derivatives designated in fair value and cash flow hedge accounting relationships as well as derivatives not designated in hedge accounting relationship but hedging identifiable long-term borrowing exposures.
(2)Includes non-current and current lease liabilities. In 2024, cash flows exclude Submarine Networks’ cash flows after it was classified as held for sale and a discontinued operation.
(3)Includes new lease contracts, modifications and remeasurements of existing lease contracts as well as impacts from early terminations of lease contracts.
The following table presents an undiscounted, contractual cash flow analysis for lease liabilities, financial liabilities and financial assets presented on the statement of financial position as well as loan commitments given and obtained. The line-by-line analysis does not directly reconcile with the statement of financial position.

	2025						2024
	Due						Due
EURm	within 3 months	between 3 and 12 months	between 1 and 3 years	between 3 and 5 years	beyond 5 years	Total	within 3 months	between 3 and 12 months	between 1 and 3 years	between 3 and 5 years	beyond 5 years	Total
Non-current financial assets
Non-current interest-bearing financial investments	2	4	373	17	—	396	3	5	359	129	—	496
Other non-current financial assets(1)	—	—	46	1	43	90	—	—	57	8	48	113
Current financial assets
Other current financial assets excluding derivatives(1)	140	90	—	—	—	230	318	99	—	—	—	417
Current interest-bearing financial investments(2)	870	93	—	—	—	963	1 390	279	—	—	—	1 669
Cash and cash equivalents(2)	4 989	134	145	10	244	5 522	6 351	114	80	83	25	6 653
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	2	9	9	8	8	36	(6)	3	(1)	(1)	4	(1)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	4 543	1 792	352	—	—	6 687	5 492	2 471	1 081	114	—	9 158
Derivative contracts – payments	(4 505)	(1 773)	(341)	—	—	(6 619)	(5 428)	(2 416)	(1 017)	(106)	—	(8 967)
Trade receivables	4 275	864	39	—	—	5 178	4 529	933	39	—	—	5 501
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(8)	(101)	(1 181)	(301)	(1 454)	(3 045)	(21)	(103)	(1 345)	(926)	(1 441)	(3 836)
Long-term lease liabilities	—	—	(315)	(205)	(467)	(987)	—	—	(294)	(172)	(266)	(732)
Other non-current financial liabilities	(11)	—	(9)	(8)	—	(28)	(12)	—	(23)	(10)	—	(45)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(1 095)	(3)	—	—	—	(1 098)	(603)	(386)	—	—	—	(989)
Short-term lease liabilities	(71)	(169)	—	—	—	(240)	(64)	(175)	—	—	—	(239)
Other financial liabilities excluding derivatives(3)	(3)	(7)	—	—	—	(10)	(490)	(2)	—	—	—	(492)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(4)	1	1	—	—	(2)	(2)	(14)	(10)	3	—	(23)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	3 635	711	801	56	665	5 868	5 517	1 400	965	160	784	8 826
Derivative contracts – payments	(3 675)	(727)	(835)	(59)	(705)	(6 001)	(5 635)	(1 458)	(1 013)	(174)	(777)	(9 057)
Discounts without performance obligations	(124)	(145)	(20)	—	(5)	(294)	(222)	(149)	(6)	(3)	—	(380)
Trade payables	(2 841)	(102)	(35)	—	—	(2 978)	(3 049)	(126)	(25)	(12)	(1)	(3 213)
Commitments given and obtained
Loan commitments given undrawn(4)	(4)	(3)	—	—	—	(7)	(5)	(6)	—	—	—	(11)
Loan commitments obtained undrawn(5)	(1)	(3)	928	1 496	—	2 420	(1)	148	1 410	—	—	1 557
Investment commitments given undrawn(6)	(221)	—	—	—	—	(221)	(306)	—	—	—	—	(306)
(1)Other non-current financial assets and other current financial assets excluding derivatives mainly include financial receivables from customers and suppliers.
(2)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 495 million (EUR 306 million in 2024) of instruments that have a call period of less than three months.
(3)In 2024, Other financial liabilities excluding derivatives included a conditional obligation to China Huaxin presented in the earliest period as the exercise period was open.
(4)Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.
(5)Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.
(6)The timing of draw downs for these commitments are dependent on investment decisions of various venture funds and these are typically spread over a time period of several years. For further information on venture fund commitments, refer to Note 6.1. Commitments, contingencies and legal proceedings.